COMMITMENTS AND CONTINGENCIES (Details Textual)	1 Months Ended				12 Months Ended
	Jan. 31, 2015 USD ($)	Jan. 31, 2012	Aug. 31, 2009 USD ($)	Aug. 31, 2009 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)	Dec. 31, 2015 ILS (₪)
Bank Guarantees For Rent To Be Paid For Offices					$ 18,100
Loss Contingency, Damages Sought, Value			$ 13,371	₪ 52,000		€ 21,500
Operating Leases, Rent Expense					19,551		$ 15,979		$ 20,408
Stockholders Equity Attributable To Parent					451,557,000		389,708,000	[1]
Dividends Payable					70,477					₪ 275,000
Liabilities					504,166,000		468,460,000			450,000
Guarantor Obligations, Current Carrying Value					4,450
Cash Collateral for Borrowed Securities					$ 615
Debenture One [Member]
Debt Instrument, Description					(i) Formula shareholders equity (not including minority interests) shall not be less than $250 million, (ii) Formulas net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined financial indebtedness, net, plus shareholders equity), (iii) the amount of the distributions shall be equal to profits for the years ended December 31, 2014 and 2015 and 7% of profits accrued from January 1, 2016 until the distribution and (iv) no event of default shall have occurred.; and	(i) Formula shareholders equity (not including minority interests) shall not be less than $250 million, (ii) Formulas net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined financial indebtedness, net, plus shareholders equity), (iii) the amount of the distributions shall be equal to profits for the years ended December 31, 2014 and 2015 and 7% of profits accrued from January 1, 2016 until the distribution and (iv) no event of default shall have occurred.; and
Debenture Two [Member]
Debt Instrument, Description					(i) the equity attributable to the shareholders of Formula, as reported in Formulas annual or quarterly financial statements, will not be less than $160 million, (ii) Formulas net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined as financial indebtedness, net, plus shareholders equity) and (iii) at all times, Formulas cash balance will not be less than the annual interest payment (compounded) for the unpaid principal amount of the Series B debentures.	(i) the equity attributable to the shareholders of Formula, as reported in Formulas annual or quarterly financial statements, will not be less than $160 million, (ii) Formulas net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined as financial indebtedness, net, plus shareholders equity) and (iii) at all times, Formulas cash balance will not be less than the annual interest payment (compounded) for the unpaid principal amount of the Series B debentures.
Debenture Three [Member]
Debt Instrument, Description					(i) Formula shareholders’ equity (not including minority interests) shall not be less than $250 million, (ii) Formula’s net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined financial indebtedness, net, plus shareholders equity), (iii) the amount of the distributions shall be equal to profits for the years ended December 31, 2014 and 2015 and 7% of profits accrued from January 1, 2016 until the distribution and (iv) no event of default shall have occurred.; and	(i) Formula shareholders’ equity (not including minority interests) shall not be less than $250 million, (ii) Formula’s net financial indebtedness (financial indebtedness net of cash, marketable securities, deposits and other liquid financial instruments) shall not exceed 65% of net CAP (which is defined financial indebtedness, net, plus shareholders equity), (iii) the amount of the distributions shall be equal to profits for the years ended December 31, 2014 and 2015 and 7% of profits accrued from January 1, 2016 until the distribution and (iv) no event of default shall have occurred.; and
Matrix [Member] | Credit Facility Covenant [Member]
Stockholders Equity Attributable To Parent					$ 160,768					627,317
Cash, Cash Equivalents, and Short-term Investments					$ 12,814					₪ 50,000
Percentage Of Share Capital					30.00%					30.00%
Dividends Payable					$ 70,477					₪ 275,000
Financial Covenants Minimum Description					a) The total rate of Matrix debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by it and shareholders' loans that have been and/or will be provided by it (collectively, "the debts") will not exceed 40% of its total balance sheet. b) The ratio of Matrix debts less cash to the annual EBITDA will not exceed 3.5. c) Matrix equity shall not be lower than NIS275,000 (approximately $ 70,477) at all times. d) Matrix balances of cash and short-term investments in its balance sheet shall not be lower thanNIS 50,000 (approximately $ 12,814).	a) The total rate of Matrix debts and liabilities to banks with the addition of debts in respect of debentures that have been and/or will be issued by it and shareholders' loans that have been and/or will be provided by it (collectively, "the debts") will not exceed 40% of its total balance sheet. b) The ratio of Matrix debts less cash to the annual EBITDA will not exceed 3.5. c) Matrix equity shall not be lower than NIS275,000 (approximately $ 70,477) at all times. d) Matrix balances of cash and short-term investments in its balance sheet shall not be lower thanNIS 50,000 (approximately $ 12,814).
Formula [Member] | Credit Facility Covenant [Member]
Percentage Of Debts And Liabilities					3.50%					3.50%
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple					30	30
Dividends Payable					$ 160,000
Magic [Member]
Unrealized Gain (Loss) on Marketable Securities, Cost Method Investments, and Other Investments	$ 722
Matrix IT-Systems [Member]
Percentage Of Share Capital					50.10%					50.10%
Net Consolidated Consulting Services Revenue [Member] | Sapiens Technologies [Member]
Royalty Guarantees Commitments Percentage		0.35%
Cost Of Revenue [Member]
Royalty Expense					$ 505		618		514
Cost Of Revenue [Member] | Sapiens Technologies [Member]
Royalty Expense					0		$ 0		$ 450
Royalties [Member] | Sapiens Technologies [Member]
Business Combination, Contingent Consideration, Liability					$ 7,332
Minimum [Member]
Royalty Guarantees Commitments Based On Grants Percentage					100.00%	100.00%
Minimum [Member] | Matrix [Member] | Credit Facility Covenant [Member]
Percentage Of Debts And Liabilities					40.00%					40.00%
Fair Value Inputs, Earnings before Interest, Taxes, Depreciation, and Amortization Multiple					3.5	3.5
Minimum [Member] | Formula [Member] | Credit Facility Covenant [Member]
Percentage Of Share Capital					20.00%					20.00%
Maximum [Member]
Royalty Guarantees Commitments Based On Grants Percentage					150.00%	150.00%
Maximum [Member] | Net Consolidated Licence and Maintenance Revenue [Member] | Sapiens Technologies [Member]
Royalty Guarantees Commitments Percentage		3.50%

[1]	Derived from the audited financial statements of the Company as of December 31, 2014, adjusted for the acquisition of Insseco (see note 1a).